Consolidated Balance Sheets Parenthetical (USD $)	Jun. 30, 2012	Dec. 31, 2011
Preferred stock par value	$ 0	$ 0
Preferred stock shares authorized	10,000,000	10,000,000
Common stock par value	$ 0.001	$ 0.001
Common stock shares authorized	250,000,000	250,000,000
Common stock shares issued	100,000,000	100,000,000
Common stock shares outstanding	100,000,000	100,000,000